Trademarks, Trade Name, Other Intangible Assets and Goodwill	3 Months Ended
Mar. 31, 2021
Trademarks, Trade Name, Other Intangible Assets and Goodwill
Trademarks, Trade Name, Other Intangible Assets and Goodwill

7.    Trademarks, Trade Name, Other Intangible Assets and Goodwill

Trademarks and Trade Name

Our indefinite-lived intangible assets that are not amortized but subject to annual impairment testing consist of $331.5 million and $336.7 million of Playboy-branded trademarks and acquired trade names as of March 31, 2021 and December 31, 2020, respectively.

In January 2021, we assessed and adjusted the expected use of our certain acquired trade names. In determining the estimated useful life of acquired trade names, we consider the longevity of the trade name, economic factors and period over which economic benefit is consumed, among other factors. No material impact was recorded during the three months ended March 31, 2021.

Capitalized trademark costs include costs associated with the acquisition, registration and/or renewal of our trademarks. We expense certain costs associated with the defense of our trademarks. Registration and renewal costs of $0.1 million were capitalized during the three months ended March 31, 2021 and 2020.

Other Intangible Assets

Other intangible assets include distribution agreements, photo and magazine archives, licensing agreements, a customer list, and trade names, which we recognized in connection with our business combinations.

The following table sets forth amortizable other intangible assets, net (in thousands):

	Weighted-	Gross		Net
	Average Life	Carrying	Accumulated	Carrying
	(Years)	Amount	Amortization	Amount
March 31, 2021
Trade names	10	$9,430	$(168)	$9,262
Distribution agreements	15	3,720	(2,500)	1,220
Photo and magazine archives	10	2,000	(2,000)	—
Customer list	10	1,180	(148)	1,032
Total		$16,330	$(4,816)	$11,514

	Weighted-	Gross		Net
	Average Life	Carrying	Accumulated	Carrying
	(Years)	Amount	Amortization	Amount
December 31, 2020
Distribution agreements	15	$3,720	$(2,438)	$1,282
Photo and magazine archives	10	2,000	(1,967)	33
Licensing agreements	9	5,913	(5,913)	—
Customer list	10	1,180	(118)	1,062
Total		$12,813	$(10,436)	$2,377

The aggregate amortization expense for definite-lived intangible assets was $0.3 million for each of the three months ended March 31, 2021 and 2020, respectively.

As of March 31, 2021, expected amortization expense relating to definite-lived intangible assets for each of the next five years and thereafter is as follows (in thousands):

Remainder of 2021	$983
2022	1,309
2023	1,309
2024	1,309
2025	1,309
Thereafter	5,295
Total	$11,514

Goodwill

The following table sets forth our activity with respect to goodwill (in thousands):

Balance at December 31, 2020	$504
Acquisition of TLA	18,731
Balance at March 31, 2021	$19,235